Warrants (Tables)	6 Months Ended	12 Months Ended
	Jul. 31, 2024	Jan. 31, 2024
Warrants
Schedule of Stock Warrants Outstanding

Stock warrants outstanding at July 31, 2024 are as follows:

	Number of warrants	Weighted average exercise price per share
Outstanding, January 31, 2024	14,254,813	$0.21
Issued	–	–
Expired	(143,445)	1.44
Exercised	–	–
Outstanding, July 31, 2024	14,111,368	$0.19

Exercisable, July 31, 2024	13,603,836	$0.13

	Number of warrants	Weighted average exercise price per share

Outstanding, January 31, 2022	2,164,217	1.117
Issued	91,853	0.20
Expired	–	–
Exercised	–	–
Outstanding, January 31, 2023	2,256,070	1.07
Issued	11,998,743	0.04
Expired	–	–
Exercised	–	–
Outstanding, January 31, 2024	14,254,813	0.21

Exercisable, January 31, 2024	13,747,281	0.14